Pension and other postretirement benefits - Funded status of plans (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Current liabilities	$ (10,914)	$ (10,917)	$ (10,148)
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Funded status		(51,306)	(45,709)
Current liabilities		(1,813)	(1,743)
Non-current liabilities		(49,493)	(43,966)
Net amount recognized		(51,306)	(45,709)
Net loss		83,451	80,514
Prior service cost (benefit)		1,104	1,211
Total		84,555	81,725
Projected benefit obligation for plans with accumulated benefit obligations in excess of plan assets		328,047	326,571
Accumulated benefit obligation for plans with accumulated benefit obligations in excess of plan assets		322,356	319,873
Fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets		276,741	280,862
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Funded status		(133,856)	(132,550)
Current liabilities		(7,501)	(6,551)
Non-current liabilities		(126,355)	(125,999)
Net amount recognized		(133,856)	(132,550)
Net loss		47,957	49,562
Prior service cost (benefit)		(6,595)	(9,377)
Total		$ 41,362	$ 40,185